Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2023
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Supplemental Cash Flow Information
Note 29: Supplemental Cash Flow Information
Details of “Other” in the consolidated statement of cash flow are as follows:

	Year ended December 31,

	2023	2022
Non-cash employee benefit charges	139	160
Net losses (gains) on foreign exchange and derivative financial instruments	195	(441)
Fair value adjustments (see note 5)	2	(19)
Other	(38)	24
	298	(276)

Details of “Changes in working capital and other items” are as follows:

	Year ended December 31,

	2023	2022
Trade and other receivables	(83)	(28)
Prepaid expenses and other current assets	51	(2)
Other financial assets	-	42
Payables, accruals and provisions	(166)	(137)
Deferred revenue	74	75
Other financial liabilities	-	(42)
Income taxes (1)	642	146
Other	(61)	(46)
	457	8
(1) Both periods include current tax liabilities that were recorded on the sale of LSEG shares (see note 9), for which the tax payments are included in investing activities.
Details of income
taxes
paid are as follows:

	Year ended December 31,

	2023	2022
Operating activities - continuing operations	(163)	(193)
Investing activities - continuing operations	(705)	(7)
Investing activities - discontinued operations (1)	(1)	(16)
Total income taxes paid	(869)	(216)
(1) Reflects payments made to HMRC in 2022 (see note 31).
In 2023, the Company received refunds of $36 million related to payments previously made for notices of assessment under the Diverted Profit Tax regime, of which $10 million was received directly from HMRC and $26 million was received from LSEG under an indemnity arrangement. In 2022, the Company paid $85 million related to notices of assessment under the Diverted Profit Tax regime, of which $31 million was paid directly to HMRC and $54 million was paid to LSEG under an indemnity arrangement. LSEG remitted the payments it received under the indemnity to HMRC on the Company’s behalf. The payments made directly to, and refunds received from HMRC were included as income taxes paid in the consolidated statement of cash flow. The payments made directly to, and refunds received from LSEG were presented in operating activities from discontinued operations in the consolidated statement of cash flow and were not included as taxes paid. See note 31.